Dividends paid	6 Months Ended
Jun. 30, 2025
Dividends paid
Dividends paid

11.Dividends paid

An interim dividend of US$42.4 million (US$0.28 per share) was paid in June 2025 respect of Q1 2025. In the corresponding period last year, an interim dividend of US$131.8 million (US$1.00 per share) was paid in June 2024 in respect of Q1 2024.